Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative
Total	$ (961)	$ (2,700)	$ (3,399)
Depreciation expense
Derivative
Interest rate swaps	(189)	(189)	(156)
Interest and finance costs, net
Derivative
Interest rate swaps	$ (772)	$ (2,511)	$ (3,243)